Business acquisition and deconsolidation - Fair values of the acquired assets and liabilities assumed (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 336,326	$ 48,763	¥ 397,904
Full Jet Limited ("Full Jet")
Business Acquisition [Line Items]
Net assets acquired								¥ 11,872
Goodwill								65,541
Deferred tax liabilities								(4,525)
Total								90,988
Full Jet Limited ("Full Jet") | Brand
Business Acquisition [Line Items]
Intangible assets								12,100
Full Jet Limited ("Full Jet") | Customer relationship
Business Acquisition [Line Items]
Intangible assets								¥ 6,000
Suzhou Baoleantone International Logistics Co., Ltd ("BolTone")
Business Acquisition [Line Items]
Net assets acquired							¥ 95,729
Goodwill	75,761						75,761
Deferred tax liabilities							(17,300)
Non-controlling interests							(101,999)
Total							121,391
Suzhou Baoleantone International Logistics Co., Ltd ("BolTone") | Customer relationship
Business Acquisition [Line Items]
Intangible assets							64,200
Suzhou Baoleantone International Logistics Co., Ltd ("BolTone") | Technology
Business Acquisition [Line Items]
Intangible assets							¥ 5,000
Bao Best IOT Technology (Suzhou) Co., Ltd
Business Acquisition [Line Items]
Net assets acquired						¥ 23,459
Goodwill						47,607
Deferred tax liabilities						(17,402)
Non-controlling interests						(32,987)
Total						90,285
Bao Best IOT Technology (Suzhou) Co., Ltd | Franchising
Business Acquisition [Line Items]
Intangible assets						¥ 69,608
Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Business Acquisition [Line Items]
Net assets acquired					¥ 3,367
Goodwill	59,090				59,090
Deferred tax liabilities					(3,675)
Non-controlling interests					(20,598)
Redeemable non-controlling interest					(16,784)
Total					45,900
Shanghai Morefun Information Technology Co., Ltd.("Morefun") | Customer relationship
Business Acquisition [Line Items]
Intangible assets					21,200
Shanghai Morefun Information Technology Co., Ltd.("Morefun") | Technology
Business Acquisition [Line Items]
Intangible assets					¥ 3,300
Shanghai Yi Shang Network Information Co., Limited ("eFashion")
Business Acquisition [Line Items]
Net assets acquired				¥ 28,986
Goodwill	¥ 135,515			135,515
Deferred tax liabilities				(9,975)
Total				221,026
Shanghai Yi Shang Network Information Co., Limited ("eFashion") | Customer relationship
Business Acquisition [Line Items]
Intangible assets				55,300
Shanghai Yi Shang Network Information Co., Limited ("eFashion") | Technology
Business Acquisition [Line Items]
Intangible assets				¥ 11,200